Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	¥ 42,707	¥ 30,389	¥ 26,974
Building in process [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	¥ 6,209